Accounting Policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Accounting Policies	Accounting Policies
Basis of accounting
The unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2020, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2020, filed with the Securities and Exchange Commission on April 30, 2021. The consolidated balance sheet data for December 31, 2020 was derived from our audited annual financial statements. The amounts are presented in millions of United States dollar ("U.S. dollar" or "$"), unless otherwise stated. The financial statements have been prepared on a going concern basis and in management's opinion, all adjustments necessary for a fair statement are reflected in the interim periods presented.

Significant accounting policies
The accounting policies adopted in the preparation of the unaudited consolidated financial statements for the three and six months ended June 30, 2021 are consistent with those followed in preparation of our annual audited consolidated financial statements for the year ended December 31, 2020.
Use of estimates
Preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.